Derivatives Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives (Textual) [Abstract]
Notional Basis swaps combined with receive fixed rate/pay floating rate swaps	$ 15,500,000,000	$ 20,900,000,000
Cash collateral netted against derivative assets	6,600,000,000	5,500,000,000
Cash collateral netted against derivative liabilities	15,400,000,000	12,100,000,000
Gains (losses) on forward derivatives hedging	53,000,000	3,000,000
Deferred net gains on derivatives in other comprehensive income	440,000,000
Maximum length of time hedged in cash flow hedge	6y
Losses/gains on derivatives used to hedge residential mortgage servicing rights	5,241,000,000	4,485,000,000	6,849,000,000
Aggregate fair value of derivatives used for economic hedges net asset liability	1,400,000,000	(943,000,000)
Aggregate fair value of derivative loan commitments net asset liability	478,000,000	(271,000,000)
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	17,100,000,000	12,600,000,000
Collateral for derivative instruments with credit-risk-related contingent features	15,000,000,000	12,000,000,000
Additional collateral for derivative instruments with credit-risk-related contingent features	2,100,000,000	1,000,000,000
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	$ 0	$ 0